Commitments and Contingent Liabilities - Additional Information (Detail) (AUD)	0 Months Ended	12 Months Ended
	Oct. 01, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Commitments [Line Items]
Bank guarantee in relation to a rental bond to secure the payments under the lease		250,000
Successive period of leasing		5 years
Lease expire date		Mar. 31, 2019
Lease with respect to certain office equipment period		60 months
Commencement date for office equipment lease		2012-11
Rent expense		551,119	597,512	594,118
Government grant awarded	250,000
Government Grant Related to Upgrade of the Current Manufacturing Facility [Member]
Other Commitments [Line Items]
Total amount received under the Victorian State Government Grant		0	0	75,000